Vessels, Net (Tables)	6 Months Ended
Jun. 30, 2022
Vessels, Net [Abstract]
Vessels, Net
The amounts in the accompanying interim consolidated balance sheets are analyzed as follows:

	June 30, 2022	December 31, 2021
Cost:
Beginning balance	488,049	307,870
- Additions	40,101	197,306
- Disposals	-	(17,127)
Ending balance	528,150	488,049

Accumulated depreciation:
Beginning balance	(61,987)	(51,133)
- Depreciation for the period	(11,143)	(17,076)
- Disposals	-	6,222
Ending balance	(73,130)	(61,987)

Net book value	455,020	426,062